Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss loans to consumers - Consumer Loans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss loans to consumers [Line Items]
Gross carrying amount, Beginning balance	$ 4,999,247	$ 4,940,879
Expected credit losses allowances, Beginning balance	304,411	279,199
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1
Net changes of financial assets	458,522	177,317
Write-off	(174,919)	(118,953)
Other adjustments	(38)	4
Gross carrying amount, Ending balance	5,282,812	4,999,247
Transfers from stage 1 to stage 2	74,851	14,770
Transfers from stage 1 to stage 3	9,272	3,068
Transfers from stage 2 to stage 3	34,678	13,479
Transfers from stage 2 to stage 1	(66,176)	(18,397)
Transfers from stage 3 to stage 2	(22,593)	(9,823)
Transfers from stage 3 to stage 1	(14,810)	(488)
Net changes of the exposure and modifications in the credit risk	184,240	141,560
Write-off	(174,920)	(118,953)
Other adjustments	(9)	(4)
Expected credit losses allowances, Ending balance	328,944	304,411
Stage 1 [Member] | Collective [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss loans to consumers [Line Items]
Gross carrying amount, Beginning balance	4,603,589	4,439,163
Expected credit losses allowances, Beginning balance	125,939	88,825
Transfers from stage 1 to stage 2	(658,444)	(191,748)
Transfers from stage 1 to stage 3	(34,730)	(11,715)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	342,438	113,107
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	16,545	185
Net changes of financial assets	556,707	254,596
Write-off
Other adjustments	(9)	1
Gross carrying amount, Ending balance	4,826,096	4,603,589
Transfers from stage 1 to stage 2	(91,772)	(53,167)
Transfers from stage 1 to stage 3	(8,244)	(1,954)
Transfers from stage 2 to stage 3
Transfers from stage 2 to stage 1	21,587	11,789
Transfers from stage 3 to stage 2
Transfers from stage 3 to stage 1	498	418
Net changes of the exposure and modifications in the credit risk	46,196	80,028
Write-off
Other adjustments	(1)
Expected credit losses allowances, Ending balance	94,203	125,939
Stage 2 [Member] | Collective [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss loans to consumers [Line Items]
Gross carrying amount, Beginning balance	178,519	236,595
Expected credit losses allowances, Beginning balance	38,197	31,732
Transfers from stage 1 to stage 2	658,444	191,748
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(336,208)	(111,869)
Transfers from stage 2 to stage 1	(342,438)	(113,107)
Transfers from stage 3 to stage 2	113,277	24,112
Transfers from stage 3 to stage 1
Net changes of financial assets	(53,732)	(48,966)
Write-off
Other adjustments	4	6
Gross carrying amount, Ending balance	217,866	178,519
Transfers from stage 1 to stage 2	166,623	67,937
Transfers from stage 1 to stage 3
Transfers from stage 2 to stage 3	(140,415)	(59,937)
Transfers from stage 2 to stage 1	(87,763)	(30,186)
Transfers from stage 3 to stage 2	41,172	6,392
Transfers from stage 3 to stage 1
Net changes of the exposure and modifications in the credit risk	56,153	22,261
Write-off
Other adjustments	6	(2)
Expected credit losses allowances, Ending balance	73,973	38,197
Stage 3 [Member] | Collective [Member]
Financial Assets at Amortised Cost (Details) - Schedule of gross carrying amount expected credit loss loans to consumers [Line Items]
Gross carrying amount, Beginning balance	217,139	265,121
Expected credit losses allowances, Beginning balance	140,275	158,642
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	34,730	11,715
Transfers from stage 2 to stage 3	336,208	111,869
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(113,277)	(24,112)
Transfers from stage 3 to stage 1	(16,545)	(185)
Net changes of financial assets	(44,453)	(28,313)
Write-off	(174,919)	(118,953)
Other adjustments	(33)	(3)
Gross carrying amount, Ending balance	238,850	217,139
Transfers from stage 1 to stage 2
Transfers from stage 1 to stage 3	17,516	5,022
Transfers from stage 2 to stage 3	175,093	73,416
Transfers from stage 2 to stage 1
Transfers from stage 3 to stage 2	(63,765)	(16,215)
Transfers from stage 3 to stage 1	(15,308)	(906)
Net changes of the exposure and modifications in the credit risk	81,891	39,271
Write-off	(174,920)	(118,953)
Other adjustments	(14)	(2)
Expected credit losses allowances, Ending balance	$ 160,768	$ 140,275